DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financial assets:
Cash and cash equivalents - restricted	$ 621	$ 623
Fair Value
Financial assets:
Cash and cash equivalents - non-restricted	7,656	1,923
Cash and cash equivalents - restricted	621	623
Investments - non-restricted	350	1,719
Net finance receivables	227,304	313,215
Financial liabilities:
Amortizing term notes	129,328	190,268
Investment notes	58,945	66,987
Carrying Amount
Financial assets:
Cash and cash equivalents - non-restricted	7,656	1,923
Cash and cash equivalents - restricted	621	623
Investments - non-restricted	350	1,719
Net finance receivables	227,221	314,672
Financial liabilities:
Amortizing term notes	127,777	187,582
Investment notes	$ 54,773	$ 63,908